Consolidated Statements of Redeemable Convertible Preferred Shares and Changes in Shareholders' Equity - USD ($)		Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member]		Common Stock [Member]		Common Stock [Member] Common Class A [Member] Keyarch Acquisition Corporation [Member]	Common Stock [Member] Common Class B [Member] Keyarch Acquisition Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Keyarch Acquisition Corporation [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Retained Earnings [Member] Keyarch Acquisition Corporation [Member]	Total	Keyarch Acquisition Corporation [Member]
Balance at Dec. 31, 2020		$ 21,878,000									$ (23,020,000)		$ (23,020,000)
Balance, shares at Dec. 31, 2020		18,881,400	[1]	349,736
Share-based compensation								346,000					346,000
Net profit (loss)											(4,581,000)		(4,581,000)
Other comprehensive income										370,000			370,000
Initial Public Offering of shares and warrants, net of issuance costs of $600				$ 2,000				7,643,000					7,645,000
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares				295,125
Conversion of preferred shares into ordinary shares		$ (21,878,000)			[2]			21,878,000					21,878,000
Conversion of preferred shares into ordinary shares, shares		(18,881,400)	[1]	1,650,875
Balance at Dec. 31, 2021				$ 2,000		$ 20	$ 287	29,867,000	$ 26,493	370,000	(27,601,000)	$ (11,632)	2,638,000	$ 15,168
Balance, shares at Dec. 31, 2021			[1]	2,295,736	[3]	200,000	2,875,000
Share-based compensation								543,000					543,000
Net profit (loss)											(7,825,000)	843,672	(7,825,000)	843,672
Other comprehensive income										(1,965,000)			(1,965,000)
Initial Public Offering of shares and warrants, net of issuance costs of $600				$ 3,000				27,867,000					27,870,000
Initial Public Offering of shares and warrants, net of issuance costs of $600, shares	[3]			3,616,487
Proceeds from sale of public units						$ 1,150			114,998,850					115,000,000
Proceeds from sale of public units, shares						11,500,000
Proceeds from sale of private placement units						$ 55			5,449,945					5,450,000
Proceeds from sale of private placement units, shares						545,000
Underwriters’ commission on sale of public units									(2,300,000)					(2,300,000)
Other offering costs									(1,171,734)					(1,171,734)
Allocation of offering costs to ordinary shares subject to redemption, adjusted for reversal allocation									2,987,577					2,987,577
Initial measurement of Ordinary Shares Subject to Redemption under ASC 480-10-S99 against additional paid-in capital						$ (1,150)			(102,854,850)					(102,856,000)
Initial measurement of Ordinary Shares Subject to Redemption under ASC 480-10-S99 against additional paid-in capital, shares						(11,500,000)
Deduction for increases of carrying value of redeemable shares, adjusted for reversal of offering costs									(16,281,577)					(16,281,577)
Reversal of offering costs									131,420					131,420
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in Trust Account)												(1,701,869)		(1,701,869)
Balance at Dec. 31, 2022				$ 5,000		$ 75	$ 287	58,277,000	986,124	(1,595,000)	(35,426,000)	(869,829)	21,261,000	116,657
Balance, shares at Dec. 31, 2022				5,912,223	[4]	745,000	2,875,000
Share-based compensation								503,000					503,000
Net profit (loss)											(11,755,000)	(465,904)	(11,755,000)	(465,904)
Other comprehensive income										(819,000)			(819,000)
Subsequent measurement of Class A ordinary shares subject to possible redemption (income earned on investment held in Trust Account)												(3,656,444)		(3,656,444)
Reclassification from Class B to Class A Ordinary Shares						287	(287)
Reclassification from Class B to Class A Ordinary Shares, shares						2,874,999	(2,874,999)
Subsequent measurement of Class A ordinary shares subject to possible redemption (extension deposit)												(150,000)		(150,000)
Balance at Dec. 31, 2023				$ 5,000		$ 362		$ 58,780,000	$ 986,124	$ (2,414,000)	$ (47,181,000)	$ (5,142,177)	$ 9,190,000	$ (4,155,691)
Balance, shares at Dec. 31, 2023				5,912,223	[4]	3,619,999	1

[1]	Adjusted to reflect reverse stock split, see Note 11
[2]	Represents less than $1 thousand
[3]	Adjusted to reflect reverse stock split, see Note 11
[4]	Adjusted to reflect reverse stock split, see Note 11